TRANSACCUMULATOR® VUL

A Flexible Premium Variable Universal Life Insurance Policy

Issued by Transamerica Life Insurance Company

Supplement Dated January 1, 2009
to the
Statement of Additional Information dated October 1, 2008

The following hereby supplements the Statement of Additional Information (“SAI”) and replaces any inconsistent information:

Beginning January 1, 2009, state insurance laws and federal income tax law require that the calculation of minimum cash values and nonforfeiture benefits for life insurance policies issued by insurers doing business in the United States be based on the 2001 Commissioners’ Standard Ordinary (CSO) mortality tables. Therefore, life insurance policies with policy dates on and after January 1, 2009, or policies applied for after December 31, 2008 regardless of policy date, will be required to use the 2001 CSO tables to calculate minimum cash values and nonforfeiture benefits.

The TransAccumulator VUL policy uses the 1980 CSO tables as the basis of computation of policy values. Sales of the policy after 2008 can only be made using a version of the policy which uses the 2001 CSO tables to compute minimum cash values and nonforfeiture benefits. This new version of the TransAccumulator VUL policy will be named “TransAccumulator VUL II.” This supplement specifies the changes that will be made to the policy based on the change to the 2001 CSO tables. Generally, the changes will be limited to those necessary to comply with the new CSO tables. We are not introducing new benefits or features.

The section on the Fixed Account, page 3 of the SAI, is amended as follows:

Beginning on the policy anniversary nearest the insured’s age 111, the accumulation value in the fixed account will accrue interest at the guaranteed minimum interest rate.

The Extended No-Lapse Guarantee Rider, described on page 7 of the SAI, will not be available under TransAccumulator VUL II.

The Extra Surrender Penalty Free Withdrawal Endorsement, described on page 9 of the SAI, will not be available under TransAccumulator VUL II.

Misstatement of Age or Sex in the Application, page 18 of the SAI, is amended so that no adjustments for misstatements of age or sex will be made after the insured’s 120th birthday.

The section of the SAI titled Illustrations of Death Benefit, Accumulation Values and Net Cash Values, on pages 35-38, is replaced with the following:

ILLUSTRATIONS OF DEATH BENEFIT, ACCUMULATION VALUES AND NET CASH VALUES

The following tables illustrate the way in which a policy’s death benefit accumulation value and net cash value could vary over an extended period. Results will vary for each individual insured under a policy, and the results shown in the following tables may not be representative of results that would apply to you. To request a personalized illustration based on your age, gender, underwriting class, death benefit option, planned premiums and other factors, please contact your registered representative.

Assumptions

The tables illustrate a policy issued to a male, age 35, under a preferred underwriting class and qualifying for our non-smoker rates, with an Option 1 (Level) death benefit option and a face amount of $200,000. The policy uses the guideline premium test as the life insurance qualification test. One table illustrates values on the basis of the guaranteed monthly deduction rates and other charges, while the other table illustrates values on the basis of the current monthly deduction rates and other charges presently in effect.

The tables assume that no layers have been added to the policy; that no policy loan has been made; that there has not been any requested decrease in the face amount; that no partial surrenders have been made; and that no transfers above 18 have been made in any policy year (so that no related transaction or transfer charges have been incurred). The tables assume that no portion of the coverage is provided under a supplemental adjustable life insurance rider. The tables further assume that no other riders are in effect on the policy.

The tables assume that a premium in the amount shown in each table is paid at the beginning of each policy year for the first 20 policy years and that all premiums are allocated to and remain in the separate account for the entire period shown. The tables are based on hypothetical gross investment rates of return for the portfolios (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rates of 0%, 6%, and 10%.

The accumulation values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 10% over a period of years, but fluctuated above or below such averages for individual policy years. The values also would be different depending on the allocation of the policy’s total accumulation value among the sub-accounts if the actual rates of return averaged 0%, 6%, or 10%, but the rates of each portfolio varied above and below such averages.

Deductions for Charges

The amounts shown for the death proceeds and accumulation values take into account:

1. an administrative charge deducted from each premium; and

2. the monthly deductions, including the monthly mortality and expense risk charge.

The administrative charge is 7.60% of each premium payment, up to the target amount each policy year for the first 10 policy years; 3.60% of each premium payment in excess of the target amount each policy year during the first 10 policy years; and 3.60% of each premium payment in policy years 11 and later. The target amount for each of these illustrations is $1,800.

The mortality and expense risk charge is a monthly charge at a rate equal to one-twelfth of the annual rate. The charge is a percentage of the accumulation value in the sub-accounts on the monthly policy date. The annual charge for illustrations using guaranteed monthly deduction rates and other charges is 0.65% in policy years 1-10; 0.40% in policy year 11-20; and 0.25% in policy years 21 and later. The annual charge for illustrations using current monthly deductions rates is 0.65% in policy years 1-10; 0.15% in policy years 11-20; and 0.00% in policy years 21 and later. On both a guaranteed and current basis, no mortality and expense risk charges are taken from the policy’s accumulation value beginning with the policy anniversary nearest the insured’s 100th birthday.

Expenses of the Portfolios

The amounts shown in the tables also take into account the portfolio management fees and operating expenses, which are assumed to be at an annual rate of 0.85% of the average daily net assets of the portfolios. The rate of 0.85% is the simple average of the total portfolio annual expenses for all of the portfolios as shown in the Portfolio Expenses table in the prospectus. The rate of 0.85% does not take into account expense reimbursement arrangements. The fees and expenses of each portfolio vary, and, in 2007, ranged from an annual rate of 0.35% to an annual rate of 1.58% of average daily net assets. The portfolio management fees and operating expenses associated with your policy may be more or less than 0.85% in the aggregate, depending upon how you make allocations of the accumulation value among the sub-accounts. For more information on portfolio expenses, see the Portfolio Expenses Table in the prospectus and the prospectuses for the portfolios.

Net Annual Rates of Investment

Taking into account the assumed 0.85% charge for portfolio management fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 10% correspond to net annual rates of -0.85%, 5.15% and 9.15%, respectively.

The tables illustrate how the policy would perform based on the assumptions regarding the insured, the premiums paid, the charges assessed, and the rates of return shown. Changes in any of the assumptions would result in different illustrated results. Results would be other than those shown based on, among other things, differences in:

• the insured’s age, gender, or underwriting risk class;

• the face amount and death benefit option selected;

• the charges and expenses assessed;

• the premiums paid;

• policy loans and partial or full surrenders taken;

• riders elected;

• policy changes made; and

• rates of return.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

TRANSACCUMULATOR® VUL II
SEPARATE ACCOUNT VUL-6
VARIABLE UNIVERSAL LIFE POLICY

Annual Premium Each Year for 20 Policy Years: $2,138     Male, Preferred Nonsmoker, Age 35
Guideline Single Premium: $25,908     Face Amount: $200,000
Guideline Level Premium: $2,308     Death Benefit: Option 1
7-Pay Premium Limits: $6,743

BASED ON CURRENT MONTHLY DEDUCTIONS, INCLUDING MORTALITY & EXPENSE RISK CHARGE, AND ADMINISTRATIVE CHARGE AND AVERAGE PORTFOLIO EXPENSES

End of Policy Year	Hypothetical 0% Gross Investment Return			Hypothetical 6% Gross Investment Return			Hypothetical 10% Gross Investment Return
	Net Cash Value	Accumulation Value	Death Benefit	Net Cash Value	Accumulation Value	Death Benefit	Net Cash Value	Accumulation Value	Death Benefit
1	$0	$965	$200,000*	$0	$1,051	$200,000*	$0	$1,109	$200,000*
2	0	2,484	200,000*	0	2,737	200,000*	0	2,911	200,000*
3	0	3,964	200,000*	421	4,480	200,000	789	4,848	200,000
4	1,410	5,410	200,000	2,290	6,290	200,000	2,937	6,937	200,000
5	2,888	6,828	200,000	4,234	8,174	200,000	5,255	9,195	200,000
6	4,627	8,506	200,000	6,554	10,433	200,000	8,062	11,941	200,000
7	6,329	10,149	200,000	8,963	12,783	200,000	11,089	14,909	200,000
8	8,718	11,757	200,000	12,189	15,228	200,000	15,079	18,118	200,000
9	11,046	13,325	200,000	15,488	17,767	200,000	19,305	21,584	200,000
10	13,338	14,857	200,000	18,888	20,407	200,000	23,811	25,330	200,000
15	22,707	22,707	200,000	36,414	36,414	200,000	50,722	50,722	200,000
20	29,483	29,483	200,000	56,214	56,214	200,000	89,308	89,308	200,000
25	24,727	24,727	200,000	68,954	68,954	200,000	135,850	135,850	200,000
30	18,089	18,089	200,000	84,040	84,040	200,000	208,262	208,262	249,915
35	8,580	8,580	200,000	102,068	102,068	200,000	319,601	319,601	367,541
40	0	0	0	123,471	123,471	200,000	490,875	490,875	515,420
45	0	0	0	149,777	149,777	200,000	755,735	755,735	793,522
50	0	0	0	185,036	185,036	200,000	1,159,839	1,159,839	1,217,831
55	0	0	0	234,102	234,102	245,807	1,772,131	1,772,131	1,860,738
60	0	0	0	296,806	296,806	296,807	2,711,196	2,711,196	2,711,197
65	0	0	0	381,112	381,112	381,112	4,199,841	4,199,841	4,199,841
70	0	0	0	489,480	489,480	489,481	6,506,108	6,506,108	6,506,109
75	0	0	0	628,780	628,780	628,780	10,079,070	10,079,070	10,079,070
80	0	0	0	808,158	808,158	808,159	15,614,791	15,614,791	15,614,792
85	0	0	0	1,038,826	1,038,826	1,038,826	24,191,059	24,191,059	24,191,060
86	0	0	0	1,092,325	1,092,325	1,092,326	26,404,541	26,404,541	26,404,542

(1) Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient net cash value. There is no stipulated maturity date for the policy. The policy may continue in force beyond the policy anniversary nearest the insured’s 121st birthday if the insured is still living, subject to all policy provisions.

*The death benefit is maintained under the 10 year no-lapse guarantee.

$0 amount in the net cash value column indicates that the policy, as illustrated, lapsed without value, except for those years in which an asterisk (*) follows the $0 amount in the net cash value column.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates of return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The gross rates of return shown do not reflect the deductions of the charges and expenses of the portfolios. Taking into account the assumed 0.85% charge for portfolio management fees and operation expenses, the gross annual rates of investment return of 0%, 6% and 10% correspond to net annual rates of –0.85%, 5.15% and 9.15%, respectively. The death benefit, accumulation value, and net cash value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 10 % over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

TRANSACCUMULATOR® VUL II
SEPARATE ACCOUNT VUL-6
VARIABLE UNIVERSAL LIFE POLICY

Annual Premium Each Year for 20 Policy Years: $2,138     Male, Preferred Nonsmoker, Age 35
Guideline Single Premium: $25,908     Face Amount: $200,000
Guideline Level Premium: $2,308     Death Benefit: Option 1
7-Pay Premium Limits: $6,743

BASED ON GUARANTEED MONTHLY DEDUCTIONS, INCLUDING MORTALITY & EXPENSE RISK CHARGE, AND ADMINISTRATIVE CHARGE AND AVERAGE PORTFOLIO EXPENSES

End of Policy Year	Hypothetical 0% Gross Investment Return			Hypothetical 6% Gross Investment Return			Hypothetical 10% Gross Investment Return
	Net Cash Value	Accumulation Value	Death Benefit	Net Cash Value	Accumulation Value	Death Benefit	Net Cash Value	Accumulation Value	Death Benefit
1	$0	$965	$200,000*	$0	$1,051	$200,000*	$0	1,109	$200,000*
2	0	2,249	200,000*	0	2,494	200,000*	0	2,664	200,000*
3	0	3,504	200,000*	0	3,991	200,000*	280	4,339	200,000
4	722	4,722	200,000	1,537	5,537	200,000	2,139	6,139	200,000
5	1,965	5,905	200,000	3,195	7,135	200,000	4,133	8,073	200,000
6	3,172	7,051	200,000	4,907	8,786	200,000	6,273	10,152	200,000
7	4,335	8,155	200,000	6,666	10,486	200,000	8,562	12,382	200,000
8	6,173	9,212	200,000	9,193	12,232	200,000	11,734	14,773	200,000
9	7,942	10,221	200,000	11,745	14,024	200,000	15,055	17,334	200,000
10	9,652	11,171	200,000	14,336	15,855	200,000	18,553	20,072	200,000
15	15,614	15,614	200,000	26,407	26,407	200,000	37,966	37,966	200,000
20	18,579	18,579	200,000	38,578	38,578	200,000	64,268	64,268	200,000
25	8,661	8,661	200,000	39,785	39,785	200,000	89,951	89,951	200,000
30	0	0	0	36,928	36,928	200,000	127,998	127,998	200,000
35	0	0	0	25,343	25,343	200,000	187,410	187,410	215,522
40	0	0	0	0	0	0	279,444	279,444	293,417
45	0	0	0	0	0	0	419,612	419,612	440,593
50	0	0	0	0	0	0	625,642	625,642	656,925
55	0	0	0	0	0	0	919,930	919,930	965,927
60	0	0	0	0	0	0	1,360,277	1,360,277	1,360,277
65	0	0	0	0	0	0	2,078,625	2,078,625	2,078,625
70	0	0	0	0	0	0	3,179,531	3,179,531	3,179,531
75	0	0	0	0	0	0	4,863,910	4,863,910	4,863,910
80	0	0	0	0	0	0	7,516,368	7,516,368	7,516,369
85	0	0	0	0	0	0	11,644,659	11,644,659	11,644,659
86	0	0	0	0	0	0	12,710,145	12,710,145	12,710,145

(1) Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient net cash value. There is no stipulated maturity date for the policy. The policy may continue in force beyond the policy anniversary nearest the insured’s 121st birthday if the insured is still living, subject to all policy provisions.

*The death benefit is maintained under the 10 year no-lapse guarantee.

$0 amount in the net cash value column indicates that the policy, as illustrated, lapsed without value, except for those years in which an asterisk (*) follows the $0 amount in the net cash value column.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates of return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The gross rates of return shown do not reflect the deductions of the charges and expenses of the portfolios. Taking into account the assumed 0.85% charge for portfolio management fees and operation expenses, the gross annual rates of investment return of 0%, 6% and 10% correspond to net annual rates of –0.85%, 5.15% and 9.15%, respectively. The death benefit, accumulation value, and net cash value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 10 % over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.